Investment Strategy - Invesco Real Assets ESG ETF	May 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in exchange-traded equity securities of “real assets” companies (as identified below). The “real assets” companies in which the Fund invests are located in North America and must meet environmental, social and governance (“ESG”) standards, as determined by the Fund’s sub-adviser, Invesco Advisers, Inc. (the “Sub-Adviser”), through the process described below.
Real assets are characterized by having physical attributes, including real estate, infrastructure, natural resources and timber. The Sub-Adviser considers “real assets” companies to be those that are either principally engaged in real estate, infrastructure, natural resources or timber industries, or support such businesses, and it anticipates focusing the Fund’s investments in such industries. In selecting equity securities for the Fund, the Sub-Adviser uses fundamental analysis to identify securities that adhere to ESG principals described herein and are viewed to have relatively favorable long-term prospects. Some of the factors that the Sub-Adviser considers include, but are not limited to: assessment of long term fundamental growth, sustainable dividends, attractive physical and locational attributes and capital structure viability. As a result of that analysis, the portfolio managers generally favor companies with a balanced mix of the factors above. The Sub-Adviser will consider selling a security when it no longer meets the investment criteria, or a more attractive alternative is identified. The Fund may invest in companies of any market capitalization.
The Fund may invest up to 25% of its net assets in common stock of foreign issuers, including up to 10% of its net assets in emerging market countries, i.e., those that are in the early stages of their industrial cycles. The Fund may make such investment in common stock of foreign issuers by either: (i) investing directly in common stock listed on a foreign exchange that trades on such exchange contemporaneously with the Shares (currently limited to Canada and Mexico); or (ii) investing in exchange-traded American depositary receipts (“ADRs”) representing common stock trading on any foreign exchange that trades contemporaneously with the Shares.
Under normal market conditions, the Sub-Adviser will employ the following ESG methodology to assess all investment opportunities (as identified by the strategy described above) as an integral part of the process for selecting portfolio holdings: The investment team first employs a proprietary ESG screen to exclude issuers from the investment universe of securities in which the Fund may invest that do not meet its investment criteria. Such screens include substantial involvement (generally defined as generating more than 0-10% of its revenue, depending on the screen) in the following areas: tobacco, alcohol, controversial and conventional weapons, recreational cannabis, extraction of thermal coal, extraction of fossil fuels from unconventional sources, and operators of private prisons. Issuers will also be excluded based on their non-compliance with United Nations (“UN”) Global Compact principles (whether or not the issuer has signed on to the UN Global Compact itself). The principles of the UN Global Compact represent a set of values that the UN believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, the environment and anti-corruption. In implementing this screen, the Sub-Adviser utilizes a third-party ESG data provider (the “ESG Vendor”), which assesses issuers for their involvement in the screened business areas. The Sub-Adviser has selected the ESG Vendor through a comprehensive due diligence process and continuously monitors its performance and screening. To the extent an issuer’s status changes to meet the qualification for exclusion, the Fund shall take steps to divest its holdings of the issuer within a reasonable period of time. This screening criteria may be updated periodically.
Next, based on research and due diligence, each investment opportunity is evaluated by the investment team related to multiple ESG factors under each individual pillar of the ESG framework and specific real asset sector. The individual pillars can include but are not limited to the following: environmental pillar (“E”) factors: natural resources, pollution and waste, supply chain impact, and environmental opportunities; social pillar (“S”) factors: workforce, community, product responsibility, and human rights; and governance pillar (“G”) factors: management, shareholders, board of directors, auditors, regulatory issuers, corporate social responsibility strategy, anti-corruption, and business ethics. The investment team considers each ESG pillar and investment opportunity separately and neither weighs each pillar equally, nor consistently emphasizes one pillar over another. This analysis generally seeks to identify those companies with relatively attractive ESG factors and favors those that provide functionally efficient assets with positive ESG attributes, operating as highest and best use with relatively positive local impact. In evaluating investment opportunities, the Sub-Adviser may employ a proprietary ESG scoring tool, as well as, and in combination with, certain data provided by the ESG Vendor. Both the ESG Vendor and the proprietary ESG scoring tool are continuously assessed and reviewed by the Sub-Adviser for screening and scoring outcomes. The foregoing factors in each ESG pillar may be updated periodically.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of companies that are principally engaged in the U.S. real estate and infrastructure industries.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of companies that are principally engaged in the U.S. real estate and infrastructure industries.